Cash and cash equivalents	12 Months Ended
Dec. 31, 2017
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Cash and cash equivalents

Note 4 - Cash and cash equivalents

For purposes of consolidated statements of cash flows, Cash and cash equivalents in this note comprises the following items:

	12/31/2017	12/31/2016
Cash and deposits on demand	18,749	18,542
Interbank deposits	15,327	13,358
Securities purchased under agreements to resell	49,238	64,219

Total	83,314	96,119

Amounts related to interbank deposits and securities purchased under agreements to resell not included in cash equivalents are R$ 13,726 (R$ 9,334 at 12/31/2016) and R$ 195,469 (R$ 200,832 at 12/31/2016), respectively.